Deferred Revenue (Tables)	12 Months Ended
Sep. 30, 2013
Deferred Revenue Disclosure [Abstract]
Schedule of Deferred Revenue

	September 30, 2012	September 30, 2013
Current	$1,000	$1,000
Long-term	3,917	2,918
	$4,917	$3,918